Provisions - Summary of Movement of Provisions (Parenthetical) (Detail) - HT - USD ($) $ in Thousands	12 Months Ended	18 Months Ended
	Mar. 31, 2022	Sep. 01, 2023
Disclosure Of Other Provisions [Line Items]
Legal proceedings provision	$ 39,204
Settlement amount payment period		18 months
Excess provision amount reversed	$ 3,704